Accounts Receivable, net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, net
Accounts Receivable, net

3.Accounts Receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31,
	2022	2023	2024
	US$	US$	US$
Accounts receivable	5,108,658	2,378,341	2,949,667
Allowance for credit losses:
Balance at beginning of the year	(1,168,516)	(159,414)	(43,734)
(Additions) reversal provisions	(91,369)	90,526	(47,801)
Write-off	1,101,163	22,922	2,249
Foreign exchange effect	(692)	2,232	156
Balance at end of the year	(159,414)	(43,734)	(89,130)
Accounts receivable, net	4,949,244	2,334,607	2,860,537